Revenues (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Disaggregated Revenues

The following table presents the Company’s disaggregated revenues:

	For the three months ended March 31,
	2026	2025
Lease revenue	$10,615	$3,944
Blockchain award revenue	341	196
Total revenue	$10,956	$4,140
The following table presents the Company’s disaggregated revenues:
	For the Years Ended December 31,
	2025	2024
Lease revenue	$21,224	$7,935
Blockchain award revenue	5,663	-
Total revenue	$26,887	$7,935